                                                   As filed with the Securities and Exchange Commission on May 28, 2009
                                                     File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 239	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 239	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 12, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 239 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 12, 2009, the effectiveness of the registration statement for the iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”), filed in Post-Effective Amendment No. 130 on April 2, 2008 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 138 on June 13, 2008, in Post-Effective Amendment No. 143 on June 20, 2008, in Post-Effective Amendment No. 150 on June 26, 2008, in Post-Effective Amendment No. 152 on July 7, 2008, in Post-Effective Amendment No. 162 on August 5, 2008, in Post-Effective Amendment No. 165 on September 3, 2008, in Post-Effective Amendment No. 173 on October 2, 2008, in Post-Effective Amendment No. 182 on October 31, 2008, in Post-Effective Amendment No. 191 on November 26, 2008, in Post-Effective Amendment No. 206 on December 30, 2008, in Post-Effective Amendment No. 216 on January 29, 2009, in Post-Effective Amendment No. 220 on February 27, 2009, in Post-Effective Amendment No. 223 on March 30, 2009 and in Post-Effective Amendment No. 236 on April 28, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 239 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 130.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 239 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of May 2009.

By:
Michael Latham*
President

Date: May 28, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 239 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: May 28, 2009

John E. Martinez*
Trustee

Date: May 28, 2009

George G. C. Parker*
Trustee

Date: May 28, 2009

Cecilia H. Herbert*
Trustee

Date: May 28, 2009

Charles A. Hurty*
Trustee

Date: May 28, 2009

John E. Kerrigan*
Trustee

Date: May 28, 2009

Robert H. Silver*
Trustee

Date: May 28, 2009

Darrell Duffie*
Trustee

Date: May 28, 2009

Michael Latham*
President

Date: May 28, 2009

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 28, 2009

*By:	/s/ Jack Gee
Jack Gee
Attorney in fact

Date: May 28, 2009

*
Powers of Attorney, each dated February 23, 2009, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie are incorporated herein by reference to Post-Effective Amendment No. 226, filed April 22, 2009.